Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	March 31,
	2023	2022
	$	$
Trade payable	53,145	53,507
Accrued compensation	33,835	31,396
Consumption taxes payable	4,071	3,694
Performance obligations in customer contracts	212	1,013
Provision	—	50
	91,263	89,660